SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to unrelated parties	[1]	$ 1,641,865	$ 8,305
Receivable for sales of other assets	[2]	578,700
Advances to employees		104,799	45,396
Other current assets	[3]	303,682	119,325
Total		$ 2,629,046	$ 173,026

[1]	The advances to unrelated parties for business development, and are non-interest bearing and due on demand.
[2]	Receivable for sales of other assets
[3]	Other current assets